Organization and Principal Activities - Schedule of Principal Subsidiaries and VIEs (Details)	12 Months Ended
Dec. 31, 2020
Organization And Principal Activities [Line Items]
Place of incorporation	E9
Viomi HK | Subsidiaries
Organization And Principal Activities [Line Items]
Place of incorporation	K3
Date of incorporation	Jan. 30, 2015
Percentage of beneficial ownership	100.00%
Principal activities	Investment holding
Lequan | Subsidiaries
Organization And Principal Activities [Line Items]
Place of incorporation	F4
Date of incorporation	May 15, 2015
Percentage of beneficial ownership	100.00%
Principal activities	Investment holding
Codream HK | Subsidiaries
Organization And Principal Activities [Line Items]
Place of incorporation	K3
Date of incorporation	Aug. 20, 2019
Percentage of beneficial ownership	100.00%
Principal activities	Investment holding
Yunmi Hulian | Subsidiaries
Organization And Principal Activities [Line Items]
Place of incorporation	F4
Date of incorporation	Dec. 09, 2019
Percentage of beneficial ownership	100.00%
Principal activities	Investment holding
Zhumeng Hulian | Subsidiaries
Organization And Principal Activities [Line Items]
Place of incorporation	F4
Date of incorporation	Oct. 14, 2020
Percentage of beneficial ownership	100.00%
Principal activities	Investment holding
Foshan Viomi | VIEs
Organization And Principal Activities [Line Items]
Place of incorporation	F4
Date of incorporation	May 06, 2014
Percentage of beneficial ownership	100.00%
Principal activities	Home appliance development and sales
Beijing Viomi | VIEs
Organization And Principal Activities [Line Items]
Place of incorporation	F4
Date of incorporation	Jan. 12, 2015
Percentage of beneficial ownership	100.00%
Principal activities	No substantial business
Guangdong AI Touch Technology Co., Ltd. (“AI Touch”)
Organization And Principal Activities [Line Items]
Place of incorporation	F4
Date of incorporation	Jan. 30, 2019
Percentage of beneficial ownership	VIE’s subsidiary
Principal activities	Home appliance development and sales
Guangdong Lizi
Organization And Principal Activities [Line Items]
Place of incorporation	F4
Date of incorporation	Jul. 26, 2018
Percentage of beneficial ownership	100%
Principal activities	Home appliance development and sales
Foshan Xiaoxian Hulian Electric Appliances Technology Co., Ltd. ("Foshan Xiaoxian")
Organization And Principal Activities [Line Items]
Place of incorporation	F4
Date of incorporation	Oct. 12, 2016
Percentage of beneficial ownership	VIE’s subsidiary
Principal activities	Home appliance development and sales